Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Estimated Fair Value and Carrying Amount of Financial Instruments Measured on Recurring Basis

The following table summarizes the estimated fair value and carrying amount of our financial instruments measured on a recurring basis:

		December 31, 2012		December 31, 2011
	Fair value hierarchy1)	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Assets:
Other financial assets	2	18	18	17	17
Derivative instruments-assets	2	1	1	2	2
Liabilities:
Short-term debt	2	(42)	(42)	(52)	(52)
Short-term debt (bonds)	1	(265)	(267)	—	—
Long-term debt (bonds)	1	(2,332)	(2,453)	(3,122)	(3,296)
Long-term debt (bonds) 2)	2	(608)	(635)	(606)	(609)
Other long-term debt	2	(245)	(245)	(19)	(19)
Derivative instruments-liabilities	2	(2)	(2)	(3)	(3)

1)	Transfers between the levels of fair value hierarchy are recognized when a change in circumstances would require it. There were no transfers during the reporting periods presented in the table above.
2)	Represent bonds which are privately held (floating rate secured notes 2016).